Note 15.4 - Employees' Postretirement Benefits and Other Benefits, Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Plan Assets [Line Items]
Fair Value Measurements	$ 4,252	$ 2,918
Fixed Income [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	14,810
Allocation %	54.00%
Fixed Income [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	9,483
Allocation %
Fixed Income [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	5,327
Allocation %
Fixed Income [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Corporate bonds [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	5,254
Allocation %	19.00%
Corporate bonds [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Corporate bonds [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	5,254
Allocation %
Corporate bonds [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Government - Brazil | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	9,483
Allocation %	35.00%
Government - Brazil | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	9,483
Allocation %
Government - Brazil | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Government - Brazil | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Others [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	73
Allocation %	0.00%
Others [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Others [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	73
Allocation %
Others [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Variable income [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	10,974
Allocation %	40.00%
Variable income [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	6,280
Allocation %
Variable income [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	1,319
Allocation %
Variable income [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	3,375
Allocation %
Brazilian Equity Securities [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	6,280
Allocation %	23.00%
Brazilian Equity Securities [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	6,280
Allocation %
Brazilian Equity Securities [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Brazilian Equity Securities [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Equity Funds [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	4,670
Allocation %	17.00%
Equity Funds [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Equity Funds [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	1,296
Allocation %
Equity Funds [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	3,374
Allocation %
Other investments [Member]
Plan Assets [Line Items]
Fair Value Measurements	1	10
Other investments [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	24
Allocation %	0.00%
Other investments [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Other investments [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	23
Allocation %
Other investments [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	1
Allocation %
Real estate [Member]
Plan Assets [Line Items]
Fair Value Measurements	877	505
Real estate [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	877
Allocation %	3.00%
Real estate [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Real estate [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Real estate [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	877
Allocation %
Total plan assets before Loans [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	26,661
Allocation %	97.00%
Total plan assets before Loans [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	15,763
Allocation %
Total plan assets before Loans [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	6,646
Allocation %
Total plan assets before Loans [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	4,252
Allocation %
Loans [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	679
Allocation %	3.00%
Loans [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %
Loans [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %
Loans [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %
Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	27,340
Allocation %	100.00%
Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %
Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %
Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %